CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)/income	¥ 11,428	¥ (140,787)	¥ (89,247)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation of property and equipment	1,913	2,196	1,733
Amortization of intangible assets	311	368	266
Share-based compensation expenses/(gain)	13	(178)	4,672
Non-cash operating lease expense	8,201	7,586	11,240
Allowance for credit losses	3,949	32,471	28,210
Losses from disposal of property, equipment and software	33	294	42
Exchange losses/(gains)	25	(24)	21
Fair value changes of short-term investments	(529)	(58)	(235)
Long-term investment loss/(income), net	(418)	62,763	8,079
Share of loss from equity method investments	723	3,726	523
Disposal gain on subsidiaries	(355)	(839)	(3,366)
Changes in operating assets and liabilities:
Accounts receivable	(3,210)	24,815	(38,816)
Receivables due from related parties	(166)	(16)	676
Prepayments and other current assets	4,614	(3,041)	60
Accounts payable	(12,991)	712	6,911
Salary and welfare payables	(6,729)	(3,744)	(16,123)
Taxes payable	1,449	(3,355)	(4,713)
Deferred revenue	20,598	(846)	(1,589)
Amounts due to related parties	1,219	528	(51)
Accrued liabilities and other payables	(1,829)	(7,624)	(5,065)
Lease liabilities	(9,241)	(7,937)	(25,391)
Net cash used in operating activities	19,008	(32,990)	(122,163)
Cash flows from investing activities:
Purchase of property and equipment	(149)	(444)	(5,376)
Disposal of property and equipment	60
Purchase of intangible assets		(42)	(22)
Purchase of short-term investments	(273,343)	(245,750)	(380,498)
Proceeds from maturities of short-term investments	326,819	265,508	345,904
Cash received from customer in relation to advertisement agent services	3,038	15,984	68,838
Net cash upon disposal of subsidiaries	198	(2,992)	85
Investment in long-term investments	(11,600)	(4,050)	(9,500)
Prepayment of an equity investment		(1,000)
Cash paid to acquire subsidiaries		(188)
Cash received from disposal of equity investees	3,000	5,450	742
Net cash provided by investing activities	48,023	32,476	20,173
Cash flows from financing activities:
Proceeds from bank loan	29,950	10,000	14,950
Repayment of bank loan	(20,000)	(9,950)	(14,950)
Proceeds from employee options exercised	1	18
Cash received from the sale of a non-controlling interest			226
Capital injection from non-controlling interest shareholders			255
Dividends paid to non-controlling shareholder of a subsidiary		(3,675)
Cash paid to acquire non-controlling interests of subsidiaries	(202)
Net cash provided by/(used in) financing activities	9,749	(3,607)	481
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(227)	245	362
Net (decrease)/increase in cash, cash equivalents and restricted cash	76,553	(3,876)	(101,147)
Cash, cash equivalents and restricted cash at beginning of the year	37,588	41,464	142,611
Cash, cash equivalents and restricted cash at end of the year	114,141	37,588	41,464
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	¥ (30)	(206)	(93)
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by other payable		¥ (250)	(1,336)
Intangible assets purchases financed by other payable			¥ (1,073)